Finance Receivables - Summary of Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [line items]
Finance receivables	$ 4,384.5	₨ 332,312.1	₨ 347,149.1
Current portion	2,915.2	220,953.5	178,680.9
Non-current portion	1,469.3	111,358.6	168,468.2
Cost [Member]
Disclosure of financial assets [line items]
Finance receivables	4,623.0	350,386.4	359,625.9
Allowance for credit losses [Member]
Disclosure of financial assets [line items]
Finance receivables	$ 238.5	₨ 18,074.3	₨ 12,476.8